Fair Value Measurement (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Fair Value Measurement (Details) [Line Items]
Risk-free interest, description		(i) five years after the completion of the Business Combination or July 9, 2026 and (ii) redemption or liquidation. An increase in the risk-free interest rate, in isolation, would increase the fair value measurement of the Private Warrants and vice versa.
Expected term		4 years 6 months 10 days
Fair value of the Private Warrants		$ 21,859	$ 1,670
Fair value of share-based compensation liability		20,200
Interest income		$ 200
Fair value of the redeemable preferred shares	$ 7,574		7,574
Number of debt instruments issued	7
Number of battery projects		2
Minimum [Member]
Fair Value Measurement (Details) [Line Items]
Share-based compensation liability ranged term		24 years
Private Warrants [Member]
Fair Value Measurement (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 11.5
Share price (in Dollars per share) | $ / shares		$ 11.18
Fair value of the Private Warrants		$ 49,100
Redeemable Preferred Stock [Member]
Fair Value Measurement (Details) [Line Items]
Fair value of the redeemable preferred shares	$ 7,600		$ 7,600